Related parties - Non-executive Directors' remuneration (Details) - ZAR (R) R in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties
Board meeting fees	R 20,771
Lead independent Director fees	964
Committee fees	6,177
Total annual remuneration	27,912	R 29,028
MBN Dube
Disclosure of transactions between related parties
Board meeting fees	6,385
Total annual remuneration	6,385	6,671
M Floel
Disclosure of transactions between related parties
Board meeting fees	2,077
Lead independent Director fees	964
Committee fees	1,248
Total annual remuneration	4,289	4,234
KC Harper
Disclosure of transactions between related parties
Board meeting fees	1,463
Committee fees	458
Total annual remuneration	1,921	3,086
DGP Eyton
Disclosure of transactions between related parties
Board meeting fees	2,221
Committee fees	1,363
Total annual remuneration	3,584	3,089
MJ Cuambe
Disclosure of transactions between related parties
Board meeting fees	1,805
Committee fees	845
Total annual remuneration	2,650	2,606
GMB Kennealy
Disclosure of transactions between related parties
Board meeting fees	1,958
Committee fees	1,037
Total annual remuneration	2,995	2,982
S Subramoney
Disclosure of transactions between related parties
Board meeting fees	1,958
Committee fees	613
Total annual remuneration	2,571	2,564
N X Maluleke
Disclosure of transactions between related parties
Board meeting fees	2,101
Committee fees	562
Total annual remuneration	2,663
R Gasant
Disclosure of transactions between related parties
Board meeting fees	803
Committee fees	51
Total annual remuneration	R 854
T J Cumming
Disclosure of transactions between related parties
Total annual remuneration		2,917
NNA Matyumza
Disclosure of transactions between related parties
Total annual remuneration		421
MEK Nkeli
Disclosure of transactions between related parties
Total annual remuneration		R 458